Financial Instruments (Schedule of Maximum Exposure to Credit Risk of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Receivables from subscribers	₪ 1,318	₪ 1,511
Receivables from distributors and other operators	160	158
Investment in government of Israel debt securities	80	90
Investment in institutional debt securities	282	235
Cash and cash equivalents in banks	1,202	527	₪ 1,240	₪ 761
Other	188	172
Maximum exposure to credit risk	₪ 3,230	₪ 2,693